Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management
Schedule of carrying values of the Company's financial instruments

In $000s	Category	December 31, 2024	December 31, 2023
Cash and cash equivalents	Amortized cost	$96,941	$91,135
Marketable securities	Fair value through profit or loss	$949	$1,554
Receivables	Amortized cost	$45	$957
Deposits	Amortized cost	$5,083	$2,102
Accounts payable	Amortized cost	$49,259	$16,074
Convertible debenture	Fair value through profit or loss	$—	$22,775
Derivative liability	Fair value through profit or loss	$63,886	$—
Other liabilities	Amortized cost	$4,867	$691

Schedule of assumptions utilized

	June 24,	December 31,
	2024[1]	2024
Gold spot price (USD per ounce)	$2,327	$2,611
Gold price implied volatility[2]	14.58%	15.17%
Credit spread of the Company	16.20%	16.42%
Credit spread of Orion[3]	0.71%	0.53%

(1)	The date of Orion Gold Stream facility agreement.
(2)	Estimated based on a Chicago Mercantile Exchange (CME) gold traded option with the closest maturity to the Gold Stream.
(3)	As it is a private investment entity, Orion’s credit spread is estimated based on the average option-adjusted spreads of selected constituents from the ICE BoA US Finance and Investment index with the term to maturity matching the future drawdown dates of the Gold Stream on each of the calculation dates.

Schedule of undiscounted financial liabilities

More generally, the undiscounted financial liabilities and commitments as of December 31, 2024 will mature as follows:

	Less than			Greater than
In $000s	1 year		1-5 years	5 years	Total
Accounts payable	$49,259		$—	$—	$49,259
Commitments to spend on development[1]	28,539		—	—	28,539
Reclamation and mine closure	72		419	71,714	72,205
Leases[2]	6,938		8,147	15,371	30,456
Other liabilities	1,079		4,753	—	5,832
Contractual obligations	32,905		—	—	32,905
Total	$118,792	[3]	$13,319	$87,085	$219,196
(1)	Amounts represent commitments to spend on qualifying Canadian Development Expenses (“CDE”) as defined in Canadian Income Tax Act resulting from the issuance of flow-through shares (Note 10).
(2)	Including non-lease components such as common area maintenance and other costs.
(3)	As of December 31, 2024, the Company has cash and cash equivalents of $96,941,000. Subsequent to December 31, 2024, the Company closed a private placement offering of $88,347,000 (Note 21). In addition, proceeds from Gold Stream of US$50,000,000 are expected to be received between April 1, 2025 and October 31, 2025 (Note 13).